Long Term Debt - Schedule of Securitization Debt of Consolidated VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 18, 2021
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Outstanding Principal			$ 625,000,000
Unamortized debt issuance costs	$ 2,423,000
Net carrying value	$ 210,727,000
United Auto Credit 2022-2-C [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date	May 10, 2027	May 10, 2027
Initial Principal	$ 26,533,000	$ 26,533,000
Contractual Interest Rate	5.81%	5.81%
Outstanding Principal	$ 5,265,000	$ 26,533,000
Fair Value	$ 5,265,000	$ 26,331,000
United Auto Credit 2022-2-D [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date	Jan. 10, 2028	Jan. 10, 2028
Initial Principal	$ 32,889,000	$ 32,889,000
Contractual Interest Rate	6.84%	6.84%
Outstanding Principal	$ 32,889,000	$ 32,889,000
Fair Value	$ 32,836,000	$ 32,642,000
United Auto Credit 2022-2-E [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date	Apr. 10, 2029	Apr. 10, 2029
Initial Principal	$ 33,440,000	$ 33,440,000
Contractual Interest Rate	10.00%	10.00%
Outstanding Principal	$ 28,440,000	$ 33,440,000
Fair Value	$ 16,922,000	$ 29,691,000
United Auto Credit 2023-1-C [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date	Jul. 10, 2028	Jul. 10, 2028
Initial Principal	$ 33,326,000	$ 33,326,000
Contractual Interest Rate	6.28%	6.28%
Outstanding Principal	$ 27,657,000	$ 33,326,000
Fair Value	$ 27,731,000	$ 33,199,000
United Auto Credit 2023-1-D [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date	Jul. 10, 2028	Jul. 10, 2028
Initial Principal	$ 35,653,000	$ 35,653,000
Contractual Interest Rate	8.00%	8.00%
Outstanding Principal	$ 35,653,000	$ 35,653,000
Fair Value	$ 36,149,000	$ 36,152,000
United Auto Credit 2023-1-E [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date	Sep. 10, 2029	Sep. 10, 2029
Initial Principal	$ 23,256,000	$ 23,256,000
Contractual Interest Rate	10.98%	10.98%
Outstanding Principal	$ 23,256,000	$ 23,256,000
Fair Value	23,726,000	$ 23,814,000
Total rated notes at fair value [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Initial Principal	185,097,000
Outstanding Principal	153,160,000
Fair Value	$ 142,629,000
United Auto Credit 2024-1-A [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date	Aug. 10, 2026
Initial Principal	$ 132,340,000
Contractual Interest Rate	6.17%
Outstanding Principal	$ 45,490,000
United Auto Credit 2024-1-B [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date	Jun. 10, 2027
Initial Principal	$ 42,770,000
Contractual Interest Rate	6.57%
Outstanding Principal	$ 42,770,000
United Auto Credit 2024-1-C [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date	Oct. 10, 2029
Initial Principal	$ 35,190,000
Contractual Interest Rate	7.06%
Outstanding Principal	$ 35,190,000
United Auto Credit 2024-1-D [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date	Nov. 12, 2029
Initial Principal	$ 52,160,000
Contractual Interest Rate	8.30%
Outstanding Principal	$ 52,160,000
United Auto Credit 2024-1-E [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date	Nov. 12, 2030
Initial Principal	$ 37,540,000
Contractual Interest Rate	10.45%
Outstanding Principal	$ 37,540,000
Total rated notes at amortized cost [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Initial Principal	300,000,000
Outstanding Principal	$ 213,150,000
United Auto Credit 2021-1-D [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date		Jun. 10, 2026
Initial Principal		$ 29,380,000
Contractual Interest Rate		1.14%
Outstanding Principal		$ 3,246,000
Fair Value		$ 3,235,000
United Auto Credit 2021-1-E [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date		Jun. 10, 2026
Initial Principal		$ 20,800,000
Contractual Interest Rate		2.58%
Outstanding Principal		$ 20,800,000
Fair Value		$ 20,540,000
United Auto Credit 2021-1-F [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date		Sep. 10, 2027
Initial Principal		$ 13,910,000
Contractual Interest Rate		4.30%
Outstanding Principal		$ 13,910,000
Fair Value		$ 13,644,000
United Auto Credit 2022-2-B [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date		Dec. 10, 2025
Initial Principal		$ 30,324,000
Contractual Interest Rate		5.41%
Outstanding Principal		$ 28,786,000
Fair Value		$ 28,745,000
United Auto Credit 2023-1-A [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date		Jul. 10, 2025
Initial Principal		$ 118,598,000
Contractual Interest Rate		5.57%
Outstanding Principal		$ 15,089,000
Fair Value		$ 15,083,000
United Auto Credit 2023-1-B [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Final Scheduled Payment Date		Jul. 10, 2028
Initial Principal		$ 51,157,000
Contractual Interest Rate		5.91%
Outstanding Principal		$ 51,157,000
Fair Value		51,019,000
Total rated notes [Member]
Schedule of Securitization Debt of Consolidated VIEs [Line Items]
Initial Principal		449,266,000
Outstanding Principal		318,085,000
Fair Value		$ 314,095,000